Income Taxes (Details) - Schedule of provision (benefit) for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision (benefit) for income taxes [Abstract]
Federal	$ 4,730	$ 16,499	$ 2,117
State	3,297	6,176	284
Foreign	5,344	1,092	(352)
Total current provision	13,371	23,767	2,049
Federal	41,979	10,702	1,817
State	18,518	175	353
Foreign	1,572		684
Total deferred	62,069	10,877	2,854
Total provision for income taxes	$ 75,440	$ 34,644	$ 4,903